Income Taxes - Reconciliation of Income Tax Rate Federal Statutory Rate and Effective Tax Rate (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U. S. federal statutory tax rate	(21.00%)	(21.00%)
Forgiveness of indebtedness	0.00%	0.00%
Change in valuation allowance	(1.00%)	(14.40%)
Adjustment to deferred tax asset	22.00%	35.40%
Other	0.00%	0.00%
Effective tax rate	0.00%	0.00%